Derivative Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

The Partnership uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. The Partnership has not designated, for accounting purposes, any of the foreign currency forward contracts held during the six months ended June 30, 2016 as cash flow hedges.

As at June 30, 2016, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (thousands)	Fair Value / Carrying Amount of Asset (Liability) (in thousands of U.S. Dollars) Non-hedge	Average Forward Rate (1)	Expected Maturity
				2016	2017
				(in thousands of U.S. Dollars)
Norwegian Kroner	422,500	(2,302)	8.00	24,284	28,569
Euro	4,500	124	0.92	4,886	—
Singapore Dollar	19,637	(17)	1.35	14,592	—
		(2,195)		43,762	28,569
(1)Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.
In connection with its issuance of NOK bonds, the Partnership entered into cross currency swaps pursuant to which it receives the principal amounts of the bonds in NOK on the repayment and maturity dates, in exchange for payments of fixed U.S. Dollar amounts. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and repayments of principal amounts of the Partnership’s NOK bonds with maturity dates from 2018 to 2019 (see note 6). In addition, the cross currency swaps economically hedge the interest rate exposure on the NOK bonds. The Partnership has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK bonds. As at June 30, 2016, the Partnership was committed to the following cross currency swaps:

Notional Amount NOK (thousands)	Principal Amount USD (thousands)	Floating Rate Receivable		Fixed Rate Payable	Fair Value / Asset (Liability) $	Remaining Term (years)
		Reference Rate	Margin

600,000 (1)(2)	101,351	NIBOR	5.75%	8.84%	(34,817)	2.4
800,000 (1)(3)	143,536	NIBOR	5.75%	7.58%	(55,132)	2.5
1,000,000	162,200	NIBOR	4.25%	7.45%	(54,658)	2.6
					(144,607)
(1) Notional amount reduces equally with NOK bond repayments (see note 6).

(2)	Excludes an economic hedge on the foreign currency exposure for a three percent premium upon maturity of the NOK bonds which exchanges NOK 7.2 million for $1.2 million (see note 6).
(3) Excludes an economic hedge on the foreign currency exposure for a three percent premium upon maturity of the NOK bonds which exchanges NOK 19.2 million for $3.4 million (see note 6).

Interest Rate Risk
The Partnership enters into interest rate swaps, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt.
As at June 30, 2016, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	950,000	(225,288)	5.4	4.0
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	1,229,401	(110,646)	5.1	2.7
U.S. Dollar-denominated interest rate swaps (4)	LIBOR	45,328	(2,513)	12.0	2.5
		2,224,729	(338,447)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at June 30, 2016, ranged between 0.30% and 4.00%

(2)	Notional amount remains constant over the term of the swap.

(3)	Principal amount reduces quarterly or semi-annually.

(4)	The interest rate swap is being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2028.
For the periods indicated, the following table presents the effective and ineffective portion of losses on interest rate swap agreements designated and qualifying as cash flow hedges. The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity accounted joint ventures.

Three Months Ended June 30, 2016				Three Months Ended June 30, 2015
Effective	Effective			Effective	Effective
Portion	Portion			Portion	Portion
Recognized	Reclassified	Ineffective		Recognized	Reclassified	Ineffective
in AOCI (1)	from AOCI (2)	Portion (3)		in AOCI (1)	from AOCI (2)	Portion (3)
(1,322)	—	807	Interest expense	—	—	—
(1,322)	—	807		—	—	—

Six Months Ended June 30, 2016				Six Months Ended June 30, 2015
Effective	Effective			Effective	Effective
Portion	Portion			Portion	Portion
Recognized	Reclassified	Ineffective		Recognized	Reclassified	Ineffective
in AOCI (1)	from AOCI (2)	Portion (3)		in AOCI (1)	from AOCI (2)	Portion (3)
(4,510)	—	858	Interest expense	—	—	—
(4,510)	—	858		—	—	—

(1)	effective portion of designated and qualifying cash flow hedges recognized in accumulated other comprehensive loss (or AOCI).

(2)	effective portion of designated and qualifying cash flow hedges recorded in AOCI during the term of the hedging relationship and reclassified to earnings.

(3)	ineffective portion of designated and qualifying cash flow hedges.
As at June 30, 2016, the Partnership had multiple interest rate swaps and cross currency swaps governed by the same master agreement. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these interest rate swaps are presented on a gross basis in the Partnership’s consolidated balance sheets. As at June 30, 2016, these interest rate swaps and cross currency swaps had an aggregate fair value liability amount of $369.9 million (December 31, 2015 - $360.6 million). As at June 30, 2016, the Partnership had $28.5 million on deposit with the relevant counterparties as security for swap liabilities under certain master agreements (December 31, 2015 - $60.5 million). The deposit is presented in restricted cash and restricted cash - long-term on the consolidated balance sheets.

Tabular disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Other Current Assets $	Other Assets $	Accrued Liabilities $	Current Portion of Derivative Liabilities $	Derivative Liabilities $
As at June 30, 2016
Foreign currency contracts	318	253	—	(2,746)	(20)
Cross currency swaps	—	—	(1,948)	(19,985)	(122,674)
Interest rate swaps	—	—	(6,885)	(41,193)	(290,369)
	318	253	(8,833)	(63,924)	(413,063)
As at
As at December 31, 2015
Foreign currency contracts	80	—	—	(10,266)	(1,323)
Cross currency swaps	—	—	(2,196)	(42,878)	(138,253)
Interest rate swaps	—	1,894	(7,827)	(148,312)	(81,753)
	80	1,894	(10,023)	(201,456)	(221,329)

Total realized and unrealized (losses) gains on interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized (losses) gains on derivative instruments in the consolidated statements of (loss) income. The effect of the (losses) gains on these derivatives in the consolidated statements of (loss) income for the three and six months ended June 30, 2016 and 2015 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	$	$	$	$
Realized losses on derivative instruments
Interest rate swaps	(13,515)	(16,101)	(27,482)	(29,520)
Foreign currency forward contracts	(1,687)	(2,571)	(4,620)	(5,824)
	(15,202)	(18,672)	(32,102)	(35,344)
Unrealized (losses) gains on derivative instruments
Interest rate swaps	(47,818)	62,188	(99,739)	21,148
Foreign currency forward contracts	983	6,213	9,314	1,117
	(46,835)	68,401	(90,425)	22,265
Total realized and unrealized (losses) gains on derivative instruments	(62,037)	49,729	(122,527)	(13,079)

Realized and unrealized (losses) gains on cross currency swaps are recognized in earnings and reported in foreign currency exchange loss in the consolidated statements of (loss) income. The effect of the (losses) gains on cross currency swaps in the consolidated statements of (loss) income for the three and six months ended June 30, 2016 and 2015 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	$	$	$	$
Realized losses	(2,671)	(1,953)	(37,947)	(4,333)
Unrealized (losses) gains	(14,422)	12,525	38,473	(19,676)
Total realized and unrealized (losses) gains on cross currency swaps	(17,093)	10,572	526	(24,009)

The Partnership is exposed to credit loss in the event of non-performance by the counterparties, all of which are financial institutions, to the foreign currency forward contracts and the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.